PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Nov. 24, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		6,439	6,439
Exercise price of warrants		$ 1.61	$ 1.61
LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 2,831,809
Private Placement | Private Placement Warrants | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	3,146,454	3,146,454
Price of warrants	$ 0.90	$ 0.90
Aggregate purchase price	$ 2,831,809	$ 2,831,809
Number of shares per warrant		1
Exercise price of warrants		$ 11.50